Annual Operating Expenses {- Fidelity Michigan Municipal Money Market Fund} - 12.31 Fidelity Michigan Municipal Funds Combo PRO-10 - Fidelity Michigan Municipal Money Market Fund - Fidelity Michigan Municipal Money Market Fund
	Mar. 01, 2021
Operating Expenses:
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.20%
Total annual operating expenses	0.55%	[1]

[1]

(a)In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of Fidelity® Michigan Municipal Money Market Fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Fidelity® Michigan Municipal Money Market Fund will be able to avoid a negative yield.